COMMITMENTS - Summary of Operating Lease Maturities (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 145,328
Transportation and processing agreements	358,349
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	24,835
Transportation and processing agreements	62,207
2-3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	48,748
Transportation and processing agreements	97,788
4-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	40,811
Transportation and processing agreements	69,481
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	30,934
Transportation and processing agreements	$ 128,873